UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 133.1%
	Aerospace & Defense: 0.6%
2,930,875	Transdigm, Inc., New Term Loan F, 3.934%, 06/15/23	$2,938,935	0.6

	Automotive: 4.7%
970,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	970,897	0.2
1,465,000	Dealer Tire, LLC, Term Loan B, 4.750%, 12/22/21	1,482,397	0.3
1,842,149	Dynacast International LLC, First Lien Term Loan, 4.500%, 01/15/22	1,850,208	0.4
1,380,590	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,344,350	0.3
393,717	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	357,134	0.1
5,560,458	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	5,530,726	1.1
1,442,750	KAR Auction Services, Inc., Term Loan B-3, 4.434%, 03/09/23	1,461,009	0.3
1,409,310	Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,416,357	0.3
EUR 1,234,375	Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,319,291	0.3
1,781,450	Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,788,131	0.4
1,247,400	NN, Inc., Upsized Term Loan B, 5.184%, 10/19/22	1,249,739	0.3
1,578,051	Service King, Upsized Term Loan B, 4.500%, 08/18/21	1,590,873	0.3
2,103,750	TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	2,118,213	0.4
		22,479,325	4.7

	Beverage & Tobacco: 0.1%
EUR 530,279	Jacobs Douwe Egberts, Term Loan B-1 EUR, 3.184%, 07/02/22	569,424	0.1

	Building & Development: 2.6%
1,305,000	American Builders & Contractors Supply Co., Inc., Term Loan B, 3.684%, 10/13/23	1,311,974	0.3
2,508,376	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	2,519,852	0.5
2,275,000	Forterra Finance, LLC, First Lien Term Loan, 7.066%, 10/31/23	2,279,739	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
775,000		Henry Company LLC, Term Loan B, 5.500%, 10/05/23	$780,328	0.2
448,467		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	451,830	0.1
1,539,145		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	1,542,416	0.3
2,100,000	(1)	Quikrete Holdings, Term Loan B, 4.184%, 11/15/23	2,111,550	0.4
567,188		Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	573,568	0.1
1,022,438		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	1,027,550	0.2
			12,598,807	2.6

		Business Equipment & Services: 9.8%
2,900,538		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	2,760,346	0.6
2,693,775		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	2,675,255	0.6
2,079,000		AlixPartners LLP, Term Loan B, 4.000%, 07/28/22	2,088,528	0.4
1,221,292		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,222,819	0.2
1,036,875		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,004,473	0.2
1,929,375		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,913,398	0.4
1,000,000		Document Technologies, Inc., Term Loan B, 6.250%, 10/01/23	989,375	0.2
758,770		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	755,608	0.2
1,398,224		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,356,277	0.3
1,809,236		First Data Corporation, Term Loan 2021 USD, 3.934%, 03/24/21	1,818,658	0.4
1,562,697		First Data Corporation, Term Loan July 2022 Add-On, 4.684%, 07/08/22	1,571,379	0.3
EUR 988,298		Foncia Groupe SAS, Term Loan B, 5.184%, 07/28/23	1,060,541	0.2
EUR 700,000		ION Trading Technologies Limited, Tranche B-1 Euro Term Loans, 4.250%, 07/31/23	749,726	0.2
3,063,451		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,894,961	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,976,440	iQor, Second Lien Term Loan, 9.750%, 04/01/22	$1,591,034	0.3
1,965,150	KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Incremental First Lien Term Loan, 5.250%, 08/13/22	1,981,526	0.4
1,889,828	Learning Care Group, Term Loan, 5.000%, 05/05/21	1,913,451	0.4
2,653,226	Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,662,069	0.6
1,000,000	Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	997,500	0.2
2,450,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	1,972,250	0.4
1,268,625	Solera Management, USD Term Loan B, 5.750%, 03/03/23	1,282,810	0.3
4,698,156	SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	4,185,028	0.9
1,155,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	755,563	0.2
2,440,623	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	2,465,029	0.5
550,000	Thomson Reuters Intellectual Property & Science, First Lien Term Loan, 4.750%, 09/15/23	552,406	0.1
91,979	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	90,830	0.0
525,207	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	518,642	0.1
2,668,313	West Corp, Term Loan B-12, 3.934%, 06/30/23	2,685,990	0.6
		46,515,472	9.8

	Cable & Satellite Television: 4.4%
2,756,750	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,720,138	0.6
250,000	Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/07/23	241,406	0.1
1,435,067	New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,434,170	0.3
3,982,441	RCN Cable, Term Loan B, 4.250%, 02/25/20	3,989,080	0.8

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
EUR 497,500		Numericable (YPSO France SAS), Term Loan B7 EUR, 4.684%, 04/12/23	$533,584	0.1
885,550		Numericable (YPSO France SAS), Term Loan B7 USD, 5.184%, 01/08/24	892,634	0.2
1,970,000		SFR Group SA (Numericable), Term Loan B10 USD, 4.184%, 01/31/25	1,969,795	0.4
1,350,000	(1)	Telenet Group Holding NV, Term Loan AF, 3.934%, 01/31/25	1,349,156	0.3
925,000		Telesat Canada, Term Loan B, 4.684%, 11/14/23	928,854	0.2
1,065,000		UPC Financing Partnership, Term Loan AN, 3.934%, 08/31/24	1,071,257	0.2
EUR 485,000	(1)	UPC Financing Partnership, Term Loan AO, 3.934%, 01/15/26	515,625	0.1
483,752		WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/15/19	485,446	0.1
4,000,000		Wideopenwest Finance, LLC, 2016 Term Loan B, 4.500%, 08/15/23	4,006,388	0.8
EUR 750,000		Ziggo N.V., Term Loan C EUR, 4.684%, 08/15/24	799,004	0.2
			20,936,537	4.4

		Chemicals & Plastics: 6.2%
EUR 700,000		Allnex S.a.r.l. (Monarch), Term B-1 facility, 5.184%, 09/23/23	755,632	0.2
513,291		Allnex S.a.r.l. (Monarch), Term B-2 Facility, 5.184%, 09/13/23	518,585	0.1
386,709		Allnex S.a.r.l. (Monarch), Term B-3 Facility, 5.184%, 09/13/23	390,697	0.1
151,164		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	151,005	0.0
3,568,900		Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/21/22	3,600,128	0.8
2,022,229		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,035,711	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	1,001,875	0.2
1,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	962,500	0.2
2,241,376		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	2,240,441	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
370,526	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	$370,525	0.1
2,068,484	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,082,274	0.4
EUR 1,047,375	Inovyn Finance plc, Term Loan B, 4.500%, 05/05/21	1,128,099	0.2
3,500,000	Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	3,525,763	0.7
1,671,402	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Term Loan B4, 5.000%, 06/07/23	1,685,562	0.4
EUR 450,000	Novacap, EUR Term Loan B, 5.934%, 06/22/23	482,761	0.1
1,037,400	Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	1,046,477	0.2
927,468	Orion Engineered Carbons, Term Loan B (USD), 3.934%, 07/25/21	932,975	0.2
1,573,906	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	1,506,359	0.3
423,938	PQ Corporation, Dollar Term Loan, 5.250%, 11/04/22	427,073	0.1
987,500	Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	993,548	0.2
200,000	Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	199,000	0.1
1,078,000	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,076,802	0.2
1,272,964	Styrolution Group GmbH, New USD facility, 4.750%, 09/30/21	1,282,511	0.3
997,423	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	997,423	0.2
		29,393,726	6.2

	Clothing/Textiles: 0.8%
3,529,204	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,560,084	0.7
398,442	Vince, LLC, Term Loan, 6.000%, 11/27/19	386,489	0.1
		3,946,573	0.8

	Conglomerates: 0.9%
1,100,529	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,040,000	0.2
600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	405,000	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Conglomerates: (continued)
1,015,000		ServiceMaster Company, Term Loan B, 3.434%, 11/08/23	$1,015,756	0.2
1,038,402		Waterpik, First Lien, 5.750%, 07/08/20	1,040,133	0.2
615,000		WireCo WorldGroup, Inc., First Lien Term Loan, 6.500%, 09/29/23	621,535	0.2
			4,122,424	0.9

		Containers & Glass Products: 4.0%
2,568,624		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	2,582,002	0.5
550,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	551,719	0.1
9,677		Constantia Flexibles, Term Loan B1A USD, 4.000%, 04/30/22	9,713	0.0
1,080,750		Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/09/21	1,088,045	0.2
1,228,478		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	1,228,733	0.3
594,247		Milacron LLC, Term Loan, 4.250%, 09/28/20	597,574	0.1
768,841		Otter Products, Term Loan B, 5.750%, 06/03/20	743,853	0.2
742,500		Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/27/22	738,788	0.2
1,240,000	(1)	Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.000%, 11/18/23	1,248,525	0.3
245,000	(1)	Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.500%, 11/18/24	245,613	0.0
3,650,000		Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/05/23	3,667,213	0.8
1,773,000		SIG Combibloc Group AG, USD Term Loan, 4.000%, 03/10/22	1,779,895	0.4
2,466,589		TricorBraun, Term Loan, 4.000%, 05/03/18	2,468,131	0.5
EUR 2,000,000		Verallia SA, Term Loan B2, 4.500%, 08/01/22	2,147,667	0.4
			19,097,471	4.0

		Cosmetics/Toiletries: 0.5%
2,345,000		Revlon Consumer Products Corporation, Term Loan B 2016, 4.434%, 09/07/23	2,351,514	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Diversified Insurance: 6.2%
1,791,905	(1)	Acrisure, LLC, Term Loan, 5.750%, 11/15/23	$1,791,905	0.4
2,762,525		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/14/22	2,766,553	0.6
925,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	936,177	0.2
4,237,997		AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	4,265,998	0.9
2,819,773		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	2,832,402	0.6
969,575		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	978,866	0.2
1,688,515		AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	1,698,541	0.3
2,767,790		Hub International Limited, Term Loan B, 4.000%, 10/02/20	2,770,168	0.6
4,463,610		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,480,349	0.9
1,825,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,789,641	0.4
2,300,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,266,937	0.5
2,281,359		USI, Inc., Term Loan, 4.250%, 12/27/19	2,284,211	0.5
800,000		Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	803,625	0.1
			29,665,373	6.2

		Drugs: 0.1%
600,000		Horizon Pharma, Inc., Incremental Term Loan, 5.500%, 05/07/21	601,125	0.1

		Ecological Services & Equipment: 1.5%
4,334,722		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,107,149	0.9
2,329,459		ADS Waste Holdings, Inc., Term Loan B-2, 3.934%, 10/09/19	2,330,188	0.5
560,000		Casella Waste Systems, Inc., Term Loan B, 4.000%, 10/17/23	565,600	0.1
			7,002,937	1.5

		Electronics/Electrical: 17.8%
1,970,000		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	1,984,160	0.4
1,028,536		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	1,029,179	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
1,705,048		Aspect Software, Inc., Exit Term Loan, 10.500%, 05/24/20	$1,694,022	0.4
3,373,596		Avago Technologies (aka Broadcom), Term Loan B-3, 3.934%, 02/01/23	3,408,122	0.7
EUR 500,000		Avast Software B.V., Term Loan Euro, 4.750%, 07/18/22	539,566	0.1
2,240,000		Avast Software B.V., Term Loan USD, 5.500%, 09/30/22	2,262,120	0.5
3,887,373		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,808,817	0.8
680,000		Cavium, Inc., Term Loan B, 3.934%, 08/15/22	680,408	0.1
2,809,950		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	2,818,731	0.6
7,140,000		Dell International LLC, Term Loan B, 4.184%, 09/07/23	7,210,286	1.5
2,190,000		Dell Software Group, Term Loan B, 7.000%, 10/31/22	2,191,369	0.5
1,683,455		ECI, Term Loan B, 5.750%, 05/28/21	1,687,664	0.4
2,666,250		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,665,917	0.6
224,438		Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	224,858	0.0
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	1,074,925	0.2
2,233,368		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	2,249,701	0.5
EUR 1,000,000	(1)	Greeneden U.S. Holdings II, L.L.C., EUR Term Loan B, 6.250%, 12/07/23	1,062,499	0.2
770,000	(1)	Greeneden U.S. Holdings II, L.L.C., USD Term Loan, 6.250%, 11/17/23	774,010	0.2
2,612,111		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	2,623,071	0.5
500,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	503,541	0.1
3,663,000		Informatica Corporation,Term Loan B, 4.500%, 08/05/22	3,589,359	0.7
1,950,000		JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.500%, 09/22/23	1,954,672	0.4
3,320,000		Kronos Incorporated, First Lien Term Loan, 5.000%, 10/31/23	3,329,754	0.7
EUR 200,000	(1)	Linxens, Term Loan B-4 Euro, 4.684%, 10/16/22	214,620	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
843,625		Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	$845,734	0.2
2,250,706		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.684%, 05/07/21	2,276,026	0.5
773,063		Micron Technology, Inc., Term Loan B, 4.684%, 04/26/22	783,112	0.2
1,190,647		Microsemi Corporation, Term Loan B, 3.934%, 01/15/23	1,200,445	0.2
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	550,084	0.1
2,300,000		ON Semiconductor Corporation, Term Loan B, 4.184%, 03/31/23	2,315,334	0.5
2,000,000		Rackspace Hosting, Term Loan B, 5.000%, 11/15/23	2,017,678	0.4
3,096,879		Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	3,127,204	0.7
3,087,830		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,863,191	0.6
3,142,125		SolarWinds Holdings, Inc., Term Loan, 5.500%, 02/05/23	3,168,145	0.7
870,612		SS&C Technologies Inc.,Term Loan B-1, 4.184%, 07/08/22	878,463	0.2
100,455		SS&C Technologies Inc.,Term Loan B-2, 4.184%, 07/08/22	101,361	0.0
1,300,000	(1)	Tessera Technologies, Term Loan B, 4.184%, 11/07/23	1,302,438	0.3
2,447,368		TTM Technologies, Term Loan B, 5.250%, 05/31/21	2,468,754	0.5
1,990,000		Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	1,794,317	0.4
5,187,000		Western Digital, USD Term Loan B-1, 4.684%, 04/29/23	5,254,151	1.1
4,196,925		Zebra Technologies, Term Loan B, 4.184%, 10/27/21	4,229,569	0.9
			84,757,377	17.8

		Equity REITs and REOCs: 0.5%
1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,261,844	0.2
1,260,000		ESH Hospitality, Inc., Term Loan B, 3.934%, 08/25/23	1,270,894	0.3
			2,532,738	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: 2.1%
2,927,357		Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	$2,937,413	0.6
2,977,500		First Eagle Investment Management, Inc., Term Loan B, 4.934%, 12/01/22	2,996,109	0.6
2,729,375		LPL Holdings, Inc., Term Loan B New, 4.934%, 11/20/22	2,756,669	0.6
1,467,625		NorthStar Asset Management, Term Loan B, 4.809%, 01/31/23	1,467,625	0.3
			10,157,816	2.1

		Food Products: 4.3%
2,395,188		Advance Pierre Foods, First Lien Term Loan, 4.500%, 05/30/23	2,412,028	0.5
1,228,687		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,231,759	0.3
2,000,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,905,000	0.4
4,305,560		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	3,685,559	0.8
1,069,750		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	1,003,782	0.2
1,700,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,351,500	0.3
2,079,000		Hostess, First Lien Term Loan, 4.500%, 08/03/22	2,091,994	0.4
363,883	(1)	Hostess, Term Loan, 4.000%, 08/03/22	367,067	0.1
2,977,500		JBS USA, Inc. (FKA Swift),Term Loan B, 4.000%, 10/30/22	2,979,957	0.6
2,572,207		Keurig Green Mountain, Inc., USD Term Loan B, 5.434%, 03/03/23	2,605,947	0.5
998,951		NPC International, Term Loan, 4.750%, 12/28/18	1,003,321	0.2
			20,637,914	4.3

		Food Service: 2.0%
2,246,509		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	2,217,425	0.5
1,080,000		Landry's Restaurants, Term Loan, 4.184%, 10/03/23	1,088,438	0.2
1,160,000		Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	1,179,323	0.3
1,172,643		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,157,986	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
1,849,094	Restaurant Brands International (F.K.A. Burger King Corporation),Term Loan B, 3.750%, 12/10/21	$1,862,570	0.4
1,845,375	US Foods, Inc., Term Loan B, 4.184%, 06/30/23	1,859,051	0.4
		9,364,793	2.0

	Food/Drug Retailers: 2.2%
2,750,732	Albertsons LLC, Term Loan B-4, 4.500%, 08/15/21	2,761,391	0.6
678,300	NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23	679,784	0.1
2,447,538	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,433,261	0.5
1,050,000	Smart & Final Stores, Extended Term Loan B, 4.434%, 11/15/22	1,048,195	0.2
3,703,752	Supervalu, Term Loan, 5.500%, 03/21/19	3,721,983	0.8
		10,644,614	2.2

	Forest Products: 0.2%
947,625	Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	961,839	0.2

	Health Care: 13.5%
1,339,875	Acadia, New Term Loan B, 3.934%, 02/16/23	1,344,062	0.3
1,108,502	Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,028,135	0.2
3,932,775	Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	3,903,279	0.8
573,563	ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	577,625	0.1
930,000	BioClinica, First Lien Term Loan, 5.250%, 10/20/23	926,512	0.2
2,030,215	CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,994,687	0.4
1,814,466	Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	1,824,043	0.4
2,639,244	CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 05/26/23	2,658,803	0.6
1,941,062	CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	1,835,344	0.4
1,110,694	Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,110,694	0.2
942,022	Connolly / iHealth Technologies, New First Lien Term Loan B, 3.684%, 09/22/23	945,555	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,813,000		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	$1,459,465	0.3
1,578,934		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	1,519,724	0.3
2,055,000	(1)	Envision Healthcare Corporation, Tranche C, 3.934%, 11/17/23	2,061,422	0.4
1,125,000		ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 07/27/23	1,131,856	0.2
2,402,842		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	1,910,260	0.4
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,237,500	0.3
1,201,001		Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	1,187,489	0.3
1,290,000		inVentiv Health Inc., Term Loan B, 4.750%, 10/10/23	1,288,086	0.3
1,990,000		Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	1,958,160	0.4
700,472		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/01/21	702,223	0.2
1,766,202		Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	1,787,806	0.4
395,114		NAPA, First Lien Term Loan, 6.000%, 04/19/23	397,995	0.1
1,143,406		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,146,742	0.2
1,525,047		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,364,917	0.3
1,500,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	1,486,875	0.3
2,375,000		Pharmaceutical Product Development, Inc.,Term Loan B, 4.250%, 08/18/22	2,382,916	0.5
1,073,213	(1)	Precyse, First Lien Term Loan, 6.500%, 10/20/22	1,083,274	0.2
610,000		Press Ganey, First Lien Term Loan, 4.250%, 10/01/23	611,525	0.1
150,000		Press Ganey, Second Lien Term Loan, 8.250%, 10/01/24	152,625	0.0
1,721,186		Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	1,699,671	0.4
1,293,500		Quorum Health, Term Loan B, 6.750%, 04/29/22	1,248,767	0.3
1,487,487		Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	1,486,248	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,164,150		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	$1,175,791	0.2
3,053,597		Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	3,080,316	0.6
3,242,250		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,238,116	0.7
3,804,337		Surgery Center Holdings, Inc., First Lien Term Loan, 4.750%, 11/03/20	3,806,715	0.8
3,476,244		U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	3,267,669	0.7
1,186,577		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.684%, 04/01/22	1,176,640	0.3
1,099,816		Vizient, Inc., Term Loan B-2, 5.000%, 02/11/23	1,107,893	0.2
			64,307,425	13.5

		Home Furnishings: 1.2%
1,047,375		ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 4.750%, 05/02/22	1,056,540	0.2
1,226,787		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,231,771	0.3
3,230,000	(1)	Serta Simmons Bedding, LLC, First Lien Term Loan, 4.500%, 10/20/23	3,222,503	0.7
			5,510,814	1.2

		Industrial Equipment: 4.5%
2,172,973		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	1,946,621	0.4
4,777,256		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,715,548	1.0
1,879,916		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,865,817	0.4
894,700		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	896,378	0.2
1,646,815		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	1,651,275	0.3
5,795,243		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,636,778	1.2
675,000		Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	678,780	0.1
791,420		Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	790,307	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial Equipment: (continued)
243,029		Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	$242,687	0.1
467,104		MKS Instruments, Term Loan B, 4.434%, 04/29/23	470,608	0.1
2,413,000	(1)	Vertiv, Term Loan B, 6.000%, 09/29/23	2,393,896	0.5
			21,288,695	4.5

		Leisure Goods/Activities/Movies: 4.8%
3,910,000		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,802,475	0.8
400,000		Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/10/23	389,500	0.1
2,577,254		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	2,592,287	0.5
1,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,007,188	0.2
1,729,606		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	1,742,219	0.4
5,522,939		Fitness International, LLC., Term Loan B, 6.000%, 07/01/20	5,531,914	1.2
994,962		Life Time Fitness, Upsized Term Loan B, 4.250%, 06/10/22	996,673	0.2
2,162,857		NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,173,671	0.5
2,860,889		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	2,856,420	0.6
945,000		UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	953,170	0.2
680,000		Winnebago, Term Loan B, 5.500%, 11/08/23	680,000	0.1
			22,725,517	4.8

		Lodging & Casinos: 4.7%
4,868,338		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	4,875,640	1.0
613,729		American Casino and Entertainment Properties LLC,Term Loan, 4.750%, 07/07/22	617,181	0.1
2,093,495		Aristocrat Leisure Limited, Term Loan B, 3.684%, 10/20/21	2,108,149	0.4
543,125		Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	546,855	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
1,437,069		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	$1,396,652	0.3
907,013		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	917,500	0.2
2,116,363		Golden Nugget, Inc., Term Loan, 4.500%, 11/21/19	2,140,834	0.5
545,875		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	540,416	0.1
1,473,750		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,487,911	0.3
2,861,749		Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	2,892,155	0.6
2,593,500		Station Casinos LLC, Term Loan, 3.934%, 06/01/23	2,610,353	0.6
2,115,717		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	2,131,321	0.5
			22,264,967	4.7

		Nonferrous Metals/Minerals: 0.4%
2,145,666		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	2,059,839	0.4

		Oil & Gas: 2.7%
2,147,020		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,071,875	0.4
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,227,930	0.3
6,576,600		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	4,839,279	1.0
1,989,560		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	1,866,705	0.4
1,959,900		Seventy Seven Energy Inc., Term Loan, 3.934%, 06/25/20	1,788,408	0.4
994,911		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	779,347	0.2
101,332		Southcross Holdings L.P., Exit Term Loan, 0.934%, 04/13/23	78,026	0.0
			12,651,570	2.7

		Property & Casualty Insurance: 0.3%
1,350,000	(1)	BroadStreet Partners, Inc., Term Loan B, 5.250%, 11/08/23	1,353,375	0.3

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Publishing: 1.9%
1,820,438		Cengage Learning Acquisition, Inc., Term Loan-B, 5.250%, 05/31/23	$1,755,097	0.4
1,670,813		McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	1,657,237	0.4
2,200,494		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 06/01/22	2,101,471	0.4
1,264,493		Nelson Canada, 10% Reinstated First Lien Term Loan, 0.934%, 10/01/20	663,859	0.1
2,962,500		Tribune Company,Term Loan B, 3.934%, 12/31/20	2,979,140	0.6
			9,156,804	1.9

		Radio & Television: 3.2%
1,326,203		CBS Radio, Inc., Term Loan B, 4.500%, 10/10/23	1,335,736	0.3
3,294,433		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,003,427	0.4
3,921,330		Clear Channel Communications, Inc., Term Loan E, 8.434%, 07/30/19	3,039,031	0.6
1,364,662		Learfield Communications, Inc, First Lien Term Loan, 6.816%, 10/09/20	1,370,632	0.3
2,575,000	(1)	Lions Gate Entertainment Corp, New Term Loan B, 3.934%, 10/15/23	2,576,074	0.6
1,566,463		Media General, Inc, DD Term Loan-B, 4.000%, 07/31/20	1,568,702	0.3
171,000	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Mission, 3.934%, 09/30/23	171,947	0.0
1,919,000	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 3.934%, 09/30/23	1,929,623	0.4
1,456,133		Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,425,190	0.3
			15,420,362	3.2

		Retailers (Except Food & Drug): 11.1%
1,344,063		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,323,902	0.3
2,984,658		Academy Ltd.,Term Loan, 5.000%, 07/01/22	2,763,608	0.6
EUR 2,000,000		Action Holding B.V., Term Loan B, 5.434%, 02/15/22	2,148,845	0.4
3,695,680		Ascena Retail Group, Inc.,Term Loan B, 5.434%, 08/21/22	3,598,668	0.7
795,000	(1)	Bass Pro Group, LLC, Asset Sale Facility, 5.684%, 10/01/18	797,981	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
2,972,343	Bass Pro Group, LLC, Term Loan B, 4.184%, 06/05/20	$2,961,642	0.6
1,985,000	Belk, First Lien Term Loan, 5.750%, 12/12/22	1,771,613	0.4
3,224,754	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	3,232,010	0.7
1,338,806	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,342,823	0.3
470,000	Coinstar, First Lien Term Loan, 5.250%, 09/27/23	475,679	0.1
2,636,750	FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	2,458,769	0.5
2,747,336	Harbor Freight Tools USA, Inc., Term Loan-B, 4.184%, 08/15/23	2,772,112	0.6
737,327	Hudson's Bay Company,Term Loan B, 4.250%, 09/30/22	743,779	0.2
3,412,500	J. Crew, Term Loan B, 4.000%, 03/05/21	2,215,282	0.5
2,605,000	Jo-Ann Stores, Inc., Term Loan B, 6.000%, 10/15/23	2,595,231	0.5
1,718,780	Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,310,570	0.3
1,490,000	Leslies Poolmart, Inc., Term Loan-B, 5.500%, 08/16/23	1,500,865	0.3
3,264,476	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,231,805	0.7
3,799,470	Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	3,461,792	0.7
2,078,667	Party City Holdings Inc, Term Loan B, 3.934%, 08/11/22	2,087,576	0.4
2,632,612	Petco Animal Supplies, Inc., Term Loan B1, 5.000%, 01/26/23	2,655,648	0.6
5,410,119	PetSmart, Inc., Term Loan B, 4.000%, 03/11/22	5,431,944	1.1
984,772	rue21 inc., Term Loan B, 5.625%, 10/09/20	433,300	0.1
1,488,025	Savers, Term Loan B, 5.000%, 07/09/19	1,385,102	0.3
		52,700,546	11.1

	Surface Transport: 1.5%
1,669,550	Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,648,681	0.3
2,554,225	Navistar Inc.,Term Loan B, 6.500%, 08/07/20	2,578,569	0.5
832,329	OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	812,561	0.2
769,188	Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	728,805	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Surface Transport: (continued)
1,356,075		XPO Logistics, Term Loan B, 4.250%, 10/31/21	$1,372,010	0.3
			7,140,626	1.5

		Telecommunications: 8.3%
EUR 1,237,531		Altice International S.A., 2023 EUR Term Loan B, 4.000%, 06/09/23	1,332,583	0.3
3,249,045		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,029,734	0.6
265,223		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	266,881	0.1
2,450,000	(1)	Asurion, LLC, Incremental Tranche B-5 Term Loan, 4.750%, 11/03/23	2,470,288	0.5
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,764,219	0.4
2,980,821		Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	3,003,922	0.6
1,897,589		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,671,856	0.3
5,080,343		Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	4,389,736	0.9
1,237,500		CommScope, Inc., Tranche 5 Term Loan, 3.684%, 10/18/22	1,245,993	0.3
5,031,288		Communications Sales & Leasing, Inc., Term Loan B, 4.500%, 10/24/22	5,064,620	1.1
1,675,000		Consolidated Communications, Inc., Term Loan B, 4.000%, 10/04/23	1,688,958	0.4
2,038,545		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	2,012,213	0.4
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	826,625	0.2
566,573		Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	570,527	0.1
987,749		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.684%, 05/31/22	993,820	0.2
1,974,490		Lightower Fiber Networks, First Lien Term Loan, 4.184%, 04/13/20	1,979,418	0.4
2,893,265		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	2,859,813	0.6
2,267,875		Windstream Corporation, Term Loan B-6, 4.934%, 03/29/21	2,279,924	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
1,845,132	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	$1,849,745	0.4
		39,300,875	8.3

		Utilities: 3.5%
1,000,000	Aclara Technologies LLC, Term Loan, 6.750%, 08/15/23	1,012,500	0.2
992,500	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	1,000,316	0.2
630,000	Dayton Power and Light Company, Term Loan, 4.184%, 08/30/22	635,906	0.1
2,500,000	Dynegy Inc., Term Loan C, 5.000%, 06/30/23	2,516,407	0.5
2,120,874	TPF II Power, LLC, Term Loan, 5.000%, 09/30/21	2,132,804	0.5
1,139,965	Linden Power Complex, Term Loan, 5.250%, 06/15/23	1,153,978	0.3
1,629,375	Longview Power, LLC, Term Loan, 7.000%, 04/13/21	1,441,997	0.3
1,255,000	MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.000%, 09/30/22	1,220,488	0.3
957,763	RISEC, Term Loan, 5.750%, 12/19/22	952,974	0.2
1,645,000	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,616,212	0.3
2,442,857	Texas Competitive Electric Holdings Company LLC, Term Loan B, 5.000%, 08/04/23	2,463,470	0.5
557,143	Texas Competitive Electric Holdings Company LLC, Term Loan C, 5.000%, 08/04/23	561,844	0.1
		16,708,896	3.5

	Total Senior Loans
	(Cost $647,574,980)	633,867,045	133.1

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.5%
231	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
2,609		Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	1,687,436	0.3
42,798	@	Everyware Global, Inc.	337,034	0.1
156,376	@	Longview Power, LLC	409,236	0.1
57,894	@	Millennium Health LLC	94,078	0.0
206,462		Nelson Education	18,582	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
110	@ Southcross Holdings G.P.	$–	0.0
110	@ Southcross Holdings L.P.- Class A	39,050	0.0
	Total Equities and Other Assets
	(Cost $5,389,020)	2,585,416	0.5

	Total Long-Term Investments
	(Cost $652,964,000)	636,452,461	133.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Loans: 0.9%
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/30/17	1,036,437	0.2
3,376,451	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,348,315	0.7
		4,384,752	0.9

	Total Short-Term Investments
	(Cost $4,407,437)	4,384,752	0.9

	Total Investments (Cost $657,371,437)	$640,837,213	134.5
	Liabilities in Excess of Other Assets	(164,549,841)	(34.5)
	Net Assets	$476,287,372	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro

Cost for federal income tax purposes is $657,431,333.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,203,006
Gross Unrealized Depreciation	(20,797,126)

Net Unrealized Depreciation	$(16,594,120)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Senior Loans	$–	$633,867,045	$–	$633,867,045
Equities and Other Assets	–	2,585,416	–	2,585,416
Short-Term Investments	–	4,384,752	–	4,384,752
Total Investments, at fair value	$–	$640,837,213	$–	$640,837,213
Other Financial Instruments+
Forward Foreign Currency Contracts	–	39,414	–	39,414
Total Assets	$–	$640,876,627	$–	$640,876,627
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(104)	$–	$(104)
Total Liabilities	$–	$(104)	$–	$(104)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2016, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	EU Euro	13,065,000	Sell	12/22/16	$13,901,095	$13,861,681	$39,414
							$39,414

The following unfunded commitments were outstanding as of November 30, 2016:

Borrower	Principal Amount	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$55,468	$(104)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$39,414
Total Asset Derivatives		$39,414

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$39,414
Total Assets	$39,414

Net OTC derivative instruments by counterparty, at fair value	$39,414

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$39,414

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017